Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Secured credit facilities	$ 254,956	$ 233,136
Total borrowings	1,654,476	1,608,526
Less: current portion, net	(23,516)	(16,944)
Less: deferred finance costs, net	(25,580)	(27,218)
Total long-term borrowings	1,605,380	1,564,364
Navios Logistics borrowings
Debt Instrument [Line Items]
Other long-term loans	24,520	390
2019 Notes
Debt Instrument [Line Items]
Senior Notes	350,000	350,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	650,000	650,000
2022 Senior Notes | Navios Logistics borrowings
Debt Instrument [Line Items]
Senior Notes	$ 375,000	$ 375,000